Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) [Line Items]
Cash excess amounts	$ 250,000	$ 250,000
Uninsured cash balance	2,400,000	2,700,000	$ 7,700,000
Total assets	935,285	675,024
Impairment charge of investments	$ 0	$ 688,127	0
Weighted average life of the intangible assets	6 years 11 months 8 days	7 years 3 months 3 days
Goodwill	$ 1,035,795	$ 1,035,795
Management fee percentage	20.00%	20.00%
Revenue percentage	80.00%	80.00%
Fixed fees percentage	20.00%	20.00%
Contract occur percentage	100.00%	100.00%
Bad debt expense	$ 92,987	$ 110,805	53,692
Allowance for doubtful accounts	279,133	186,147	80,509
Other expenses		$ 0	(7,453)
Description of investments		Our investments in debt securities are subject to interest rate risk. To minimize the exposure due to an adverse shift in interest rates, we invest in securities with maturities of two years or less and maintain a weighted average maturity of one year or less.
Impairment of debt security			50,000
impairment charge of investements		487,365
Deferred revenue		234,159	88,637
Research and development tax		275,213	507,242
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	500	500
Fixed fees	10,000	10,000
Branded challenges	10,000	10,000
Branded articles	2,500	2,500
Total gross	500	500
Net revenue	$ 100	$ 100
Affiliate sales percentage	2.00%	2.00%
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	$ 7,500	$ 7,500
Fixed fees	110,000	110,000
Branded challenges	25,000	25,000
Branded articles	7,500	7,500
Total gross	50,000	50,000
Net revenue	$ 20,000	$ 20,000
Affiliate sales percentage	20.00%	20.00%
Subscription Arrangement [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Payment related percentage, description		Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned.
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment of debt security		$ 62,733	$ 50,000
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment of debt security		$ 102,096